Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingent Liabilities [Line Items]
Material capital commitment	$ 0
Provision for operational claims	$ 0	$ 0